GOING CONCERN CONSIDERATIONS	12 Months Ended
Dec. 31, 2017
Going Concern Considerations
NOTE 2 - GOING CONCERN CONSIDERATIONS

The Corporation is subject to a number of risks, including the successful development and marketing of its technologies the ability to raise financing to pursue the development of its operations. The Corporation depends on private placements and other types of financing as well as collaboration agreements, to fund its operations. In order to achieve its business plan and the realization of its assets and liabilities in the normal course of operations, the Corporation anticipates the need to raise additional capital and/or achieve sales and other revenue-generating activities.

The failure of the two Phase 3 studies of NX-1207 for BPH materially affects the Corporation’s current ability to fund its operations, meet its cash flow requirements, realize its assets and discharge its obligations.

Management believes that current cash balances as at December 31, 2017 and anticipated funds from product sales are not sufficient to fund substantially all of its planned business operations and research and development programs over the next year. The Corporation’s primary sources of financing since 2003 has been the Common Stock Private Purchase Agreement, which expired in November 2015 and was not renewed. The Corporation intends to access financing through the existing private placements and/or other sources of capital in order to fund these operations and activities over the next year.

The Corporation will have to seek other sources of financing in order to be able to pay its obligations as they become due, which could have an impact on its ability to continue as a going concern. Considering recent developments and the need for additional financing, there exists a material uncertainty that casts substantial doubt about the Corporation’s ability to continue as a going concern. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern assumption is not appropriate, then adjustments may be necessary to the carrying value and classification of assets and liabilities and reported results of operations and such adjustments could be material.